Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Note 4 - Property and Equipment, Net

Property and equipment, net consisted of the following:

	2013	2012

Vehicles	$22,679	$91,652
Software and equipment	728,955	715,172
Furniture and fixtures	18,790	17,153
Leasehold improvements	252,406	243,352
	1,022,830	1,067,329
Less accumulated depreciation	872,244	834,637

Total property and equipment	$150,586	$232,692